Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Securities available-for-sale:
One year or less	$ 6,781
Over 1 through 5 years	21,292
Over 5 through 10 years	6,940
Over 10 years	3,947
Total	79,543
Securities held-to-maturity:
One year or less	6,305
Over 1 through 5 years	4,902
Over 5 through 10 years	1,946
Over 10 years	14
Total	40,827
Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	35,668
Securities held-to-maturity:
Mortgage-backed securities	27,660
Asset-backed securities
Securities available-for-sale:
Without single maturity date	3,952
Equity securities
Securities available-for-sale:
Without single maturity date	963
U.S. Treasury
Securities available-for-sale:
One year or less	1,862
Over 1 through 5 years	7,048
Over 5 through 10 years	2,809
Over 10 years	3,544
Total	$ 15,263
Securities available-for-sale (Yield):
One year or less	1.05%
Over 1 through 5 years	1.75%
Over 5 through 10 years	2.03%
Over 10 years	3.11%
Total	2.03%
Securities held-to-maturity:
One year or less	$ 5,064
Over 1 through 5 years	3,321
Over 5 through 10 years	1,407
Over 10 years	0
Total	$ 9,792
Securities held-to-maturity (Yield):
One year or less	0.97%
Over 1 through 5 years	1.71%
Over 5 through 10 years	1.92%
Over 10 years	0.00%
Total	1.36%
U.S. government agencies
Securities available-for-sale:
One year or less	$ 0
Over 1 through 5 years	263
Over 5 through 10 years	645
Over 10 years	0
Total	$ 908
Securities available-for-sale (Yield):
One year or less	0.00%
Over 1 through 5 years	1.75%
Over 5 through 10 years	2.51%
Over 10 years	0.00%
Total	2.29%
Securities held-to-maturity:
One year or less	$ 531
Over 1 through 5 years	1,122
Over 5 through 10 years	0
Over 10 years	0
Total	$ 1,653
Securities held-to-maturity (Yield):
One year or less	1.07%
Over 1 through 5 years	1.62%
Over 5 through 10 years	0.00%
Over 10 years	0.00%
Total	1.45%
State and political subdivisions
Securities available-for-sale:
One year or less	$ 395
Over 1 through 5 years	1,567
Over 5 through 10 years	793
Over 10 years	202
Total	$ 2,957
Securities available-for-sale (Yield):
One year or less	2.54%
Over 1 through 5 years	3.20%
Over 5 through 10 years	3.22%
Over 10 years	2.55%
Total	3.07%
Securities held-to-maturity:
One year or less	$ 0
Over 1 through 5 years	2
Over 5 through 10 years	1
Over 10 years	14
Total	$ 17
Securities held-to-maturity (Yield):
One year or less	0.00%
Over 1 through 5 years	6.89%
Over 5 through 10 years	6.84%
Over 10 years	5.32%
Total	5.63%
Other bonds, notes and debentures
Securities available-for-sale:
One year or less	$ 4,524
Over 1 through 5 years	12,414
Over 5 through 10 years	2,693
Over 10 years	201
Total	$ 19,832
Securities available-for-sale (Yield):
One year or less	1.00%
Over 1 through 5 years	0.99%
Over 5 through 10 years	0.81%
Over 10 years	1.64%
Total	0.98%
Securities held-to-maturity:
One year or less	$ 710
Over 1 through 5 years	457
Over 5 through 10 years	538
Over 10 years	0
Total	$ 1,705
Securities held-to-maturity (Yield):
One year or less	0.60%
Over 1 through 5 years	0.46%
Over 5 through 10 years	0.85%
Over 10 years	0.00%
Total	0.64%
Mortgage/ asset-backed and equity securities
Securities available-for-sale:
Total	$ 40,583
Securities available-for-sale (Yield):
Total	2.77%
Securities held-to-maturity:
Total	$ 27,660
Securities held-to-maturity (Yield):
Total	2.80%
Mortgage/ asset-backed and equity securities | Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	$ 35,668
Securities available-for-sale (Yield):
Without single maturity date	2.88%
Securities held-to-maturity:
Mortgage-backed securities	$ 27,660
Securities held-to-maturity (Yield):
Without single maturity date	2.80%
Mortgage/ asset-backed and equity securities | Asset-backed securities
Securities available-for-sale:
Without single maturity date	$ 3,952
Securities available-for-sale (Yield):
Without single maturity date	2.41%
Mortgage/ asset-backed and equity securities | Equity securities
Securities available-for-sale:
Without single maturity date	$ 963
Securities available-for-sale (Yield):
Without single maturity date	0.00%